Financial Highlights	12 Months Ended
Dec. 31, 2017
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Financial Highlights

7.   Financial Highlights:

Financial highlights for the limited partner class as a whole for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
	Class A	Class A	Class A
Per Unit Performance (for a unit outstanding throughout the year):*
Net realized and unrealized gains (losses)	$2.17	$(3.05)	$1.03
Net investment loss	(1.09)	(1.39)	(1.63)

Increase (decrease) for the year	1.08	(4.44)	(0.60)
Net asset value per Unit, beginning of year	22.06	26.50	27.10

Net asset value per Unit, end of year	$23.14	$22.06	$26.50

	2017	2016	2015
	Class A	Class A	Class A
Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.1)%	(5.6)%	(5.9)%

Operating expenses	5.8%	5.9%	5.9%
Incentive fees	-	-	-

Total expenses	5.8%	5.9%	5.9%

Total return:
Total return before incentive fees	4.9%	(16.8)%	(2.2)%
Incentive fees	-	-	-

Total return after incentive fees	4.9%	(16.8)%	(2.2)%

*

Net investment loss per Unit is calculated by dividing the interest income less total expenses by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital of the Partnership.